Leases (Details) - Schedule of the Maturity of Operating Lease Liabilities - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of the Maturity of Operating Lease Liabilities [Abstract]
2024	$ 328,558
2025	280,700
2026	302,764
Thereafter
Total lease payments	912,022
Less: imputed interest	(62,308)
Total lease liabilities	$ 849,714	$ 120,418